Goodwill - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Discount rate	12.50%	12.00%
Estimated cash flow term	5 years	5 years
Impairment loss	$ 54,967	$ 196,033
Cannabis Retail CGU
Disclosure of detailed information about business combination [line items]
Intangible assets with indefinite useful life	2,700	2,700
Impairment loss		88,000
Estimated recoverable amount		84,800
Cannabis Franchise CGU
Disclosure of detailed information about business combination [line items]
Intangible assets with indefinite useful life	18,300	18,300
Liquor Retail CGU
Disclosure of detailed information about business combination [line items]
Intangible assets with indefinite useful life	38,300	$ 43,100
Cannabis Operations CGU
Disclosure of detailed information about business combination [line items]
Intangible assets with indefinite useful life	1,500
Estimated recoverable amount	124,100
Cannabis Operations - Valens CGU
Disclosure of detailed information about business combination [line items]
Impairment loss	$ 29,000